Shareholders’ Equity (Details) - Schedule of the Total Share-Based Compensation Expense - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Shareholders’ Equity (Details) - Schedule of the Total Share-Based Compensation Expense [Line Items]
Total share-based compensation expense	$ 1,970	$ 2,539
Research and development [Member]
Shareholders’ Equity (Details) - Schedule of the Total Share-Based Compensation Expense [Line Items]
Total share-based compensation expense	1,022	1,193
Marketing and business development [Member]
Shareholders’ Equity (Details) - Schedule of the Total Share-Based Compensation Expense [Line Items]
Total share-based compensation expense	191	199
General and administrative [Member]
Shareholders’ Equity (Details) - Schedule of the Total Share-Based Compensation Expense [Line Items]
Total share-based compensation expense	$ 757	$ 1,147